Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 44	$ 36	$ 85	$ 70
Net losses (gains) on foreign exchange and derivative financial instruments	49	(2)	58	(25)
Fair value adjustments (see note 5)	7	(6)	14	(8)
Other	5	45	12	84
Total	$ 105	$ 73	$ 169	$ 121